Merger Agreement	3 Months Ended
Mar. 31, 2013
Merger Agreement

13. Merger Agreement

Description of Agreement and Plan of Merger

On February 13, 2013, AMR, US Airways Group, Inc., a Delaware corporation (US Airways Group), and AMR Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of AMR (Merger Sub), entered into an Agreement and Plan of Merger (the Merger Agreement), providing for a business combination of AMR and US Airways Group. The Merger Agreement provides that, upon the terms and subject to the conditions set forth in the Merger Agreement, Merger Sub will merge with and into US Airways Group (the Merger), with US Airways Group surviving as a wholly owned subsidiary of AMR. AMR and US Airways Group anticipate that immediately following the merger closing, AMR will change its name to American Airlines Group Inc. (AAG). Following the Merger, AAG will own, directly or indirectly, all of the equity interests of American, US Airways Group and their direct and indirect subsidiaries. The Merger Agreement and the transactions contemplated thereby, including the Merger, are subject to the approval of the Bankruptcy Court, and are to be effected pursuant to a plan of reorganization (the Plan) of the Debtors in connection with the Chapter 11 Cases. The Plan was filed on April 15, 2013, and is subject to confirmation and consummation in accordance with the requirements of the Bankruptcy Code.

Subject to the terms and conditions of the Merger Agreement, which has been approved by the boards of directors of the respective parties, upon completion of the Merger, US Airways Group stockholders will receive one share of common stock of AAG (AAG Common Stock) for each share of US Airways Group common stock. The aggregate number of shares of AAG Common Stock issuable to holders of US Airways Group equity instruments (including stockholders and holders of convertible notes, options, stock appreciation rights and restricted stock units) will represent 28% of the diluted capitalization of AAG after giving effect to the Plan. The remaining 72% diluted equity ownership of AAG will be distributable, pursuant to the Plan, to the Debtors’ stakeholders, labor unions and certain employees.

All of the equity interests in AAG will be issued solely pursuant to the Merger Agreement or the Plan. Pursuant to the proposed Plan filed with the Bankruptcy Court on April 15, 2013, holders of AMR equity interests are expected to receive a recovery on such interests in the form of a distribution of AAG common stock. Implementation of the Plan and the making of any distributions thereunder are subject to confirmation thereof in accordance with the provisions of the Bankruptcy Code, the occurrence of the effective date under the Plan and the consummation of the Merger.

The Merger is intended to qualify, for federal income tax purposes, as a reorganization under the provisions of Section 368(a) of the Internal Revenue Code of 1986, as amended.

The Merger Agreement provides that, upon consummation of the Merger, the board of directors of the combined company will initially consist of 12 members, composed of (i) Thomas W. Horton, AMR’s current chairman, chief executive officer and president, who will serve as chairman of AAG until the earlier of (A) one year after the closing of the Merger and (B) the day immediately prior to the first annual meeting of stockholders of the combined company (provided that such meeting will not occur prior to May 1, 2014), (ii) W. Douglas Parker, US Airways Group current chief executive officer, who will serve as chief executive officer of AAG and will serve as chairman of AAG following the end of Mr. Horton’s term, (iii) two independent directors designated by AMR, (iv) three independent directors designated by US Airways Group, and (iv) five independent directors designated by a search committee consisting of representatives of the Creditors’ Committee and certain representatives of creditors signatory to the support agreement with AMR referred to below. One of such independent directors will serve as lead independent director. Subject to applicable law, prior to the Merger, senior executives from each of AMR and US Airways Group will engage in a planning process for integration purposes.

AMR and US Airways Group have each made customary representations, warranties and covenants in the Merger Agreement, including, among others, covenants to conduct their businesses in the ordinary and usual course between the execution of the Merger Agreement and the consummation of the Merger, subject to certain restrictions as set forth in the Merger Agreement. In addition, the Merger Agreement contains “no shop” provisions that restrict each party’s ability to initiate, solicit or knowingly encourage or facilitate competing third-party proposals for any transaction involving a merger of such party or the acquisition of a significant portion of its stock or assets, although each party may consider competing, unsolicited proposals and enter into discussions or negotiations regarding such proposals, if its board of directors determines that any such acquisition proposal constitutes, or is reasonably likely to lead to, a superior proposal and that the failure to take such action is reasonably likely to be inconsistent with its fiduciary duties under applicable law.

US Airways Group has agreed to certain additional customary covenants in the Merger Agreement, including, among others, subject to certain exceptions, (i) to cause a stockholder meeting to be held to consider adoption of the Merger Agreement and (ii) for its board of directors to recommend adoption of the Merger Agreement by US Airways Group stockholders. AMR has also agreed to certain additional customary covenants in the Merger Agreement, including, among others, subject to certain exceptions, (i) to pursue confirmation of the Plan and (ii) for its board of directors to recommend adoption of the Merger Agreement by the Debtors’ stakeholders.

Consummation of the Merger is subject to customary conditions, including, among others: (i) approval by the stockholders of US Airways Group; (ii) expiration or termination of the applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976 and the receipt of certain other regulatory approvals; (iii) absence of any order or injunction prohibiting the consummation of the Merger; (iv) Bankruptcy Court confirmation of the Plan, which must contain certain specified provisions defined in the Merger Agreement; (v) subject to certain exceptions, the accuracy of representations and warranties with respect to the business of AMR or US Airways Group, as applicable; (vi) each of AMR and US Airways Group having performed their respective obligations pursuant to the Merger Agreement; and (vii) receipt by each of the Company and US Airways Group of a customary tax opinion.

The Merger Agreement contains certain termination rights for AMR and US Airways Group, and further provides that, upon termination of the Merger Agreement under specified circumstances, (i) AMR may be required to pay US Airways Group a termination fee of $135 million in the event it terminates the agreement to enter into a superior proposal and $195 million if US Airways Group terminates the Merger Agreement in the event of a knowing and deliberate breach of the Merger Agreement by AMR and (ii) US Airways Group may be required to pay AMR a termination fee of $55 million in the event it terminates the agreement to enter into a superior proposal and $195 million if AMR terminates the Merger Agreement in the event of a knowing and deliberate breach of the Merger Agreement by US Airways Group.

On February 22, 2013, the Debtors filed a motion for entry of the Merger Support Order, which is defined as an order of the Bankruptcy Court approving the Merger Agreement and certain related matters contemplated thereby in the form required by the Merger Agreement. The Bankruptcy Court conducted a hearing on the Debtors’ motion on March 27, 2013. As of April 16, 2013, the Bankruptcy Court has not entered the Merger Support Order in the form required by the Merger Agreement. If the Merger Support Order is not entered on or before May 14, 2013, the Merger Agreement may be terminated in accordance with its termination provisions. Unless and until the Merger Support Order is entered, the Merger Agreement is not binding on or enforceable against AMR, US Airways Group or AMR Merger Sub. Based on the Bankruptcy Court hearing on March 27, 2013 to consider the Merger Support Motion and any related objections and the memorandum of decision issued by the Bankruptcy Court on April 11, 2013, AMR and US Airways Group anticipate that the Bankruptcy Court will enter an order that fails to meet all of the requirements of the Merger Agreement. AMR and US Airways Group are discussing how to address this anticipated issue.

Support Agreement and Term Sheet

On February 13, 2013, AMR and the other Debtors entered into a Support and Settlement Agreement (the Support Agreement) with certain significant holders of certain prepetition claims against one or more of the Debtors (such holders of claims, the Consenting Creditors), aggregating approximately $1.2 billion of prepetition unsecured claims. Pursuant to the terms of the Support Agreement, each Consenting Creditor has agreed, among other things, and subject to certain conditions, to (a) vote in favor of a Plan, which must include certain terms specified in a Term Sheet attached to the Support Agreement (the Term Sheet), (b) generally support confirmation and consummation of the Plan and (c) not to support or solicit any plan in opposition to the Plan. Confirmation and consummation of the Plan are subject to compliance with the provisions of the Bankruptcy Code and to the closing of the Merger.

The Support Agreement may be terminated upon the occurrence of certain events, including: (a) certain breaches by the Debtors or Consenting Creditors under the Support Agreement; (b) termination of the Merger Agreement or the announcement by AMR or US Airways Group of their intent to terminate the Merger Agreement (in which case the Support Agreement would terminate automatically); (c) the failure to meet certain milestones with respect to achieving confirmation and consummation of the Plan; (d) the filing, amendment or modification of certain documents, including the Plan, in a manner materially inconsistent with the Support Agreement and materially adverse to a Consenting Creditor (in which case the Support Agreement can be terminated by such Consenting Creditor solely with respect to itself); (e) the amendment or modification of the Merger Agreement in a manner that is materially adverse to a Consenting Creditor (in which case the Support Agreement can be terminated by such Consenting Creditor solely with respect to itself); and (f) if the volume weighted average price of US Airways Group common stock for the thirty trading days ending on the last trading day immediately prior to the date of termination is less than $10.40. Termination of the Support Agreement would give the Consenting Creditors the right to withdraw their support of the Plan.

As described in the Term Sheet, the Plan implements the Merger, incorporates a compromise and settlement of certain intercreditor and intercompany claim issues, and is to contain the following provisions relating to the treatment of prepetition unsecured claims against the Debtors and equity interests in AMR:

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Unless they elect to receive alternative treatment, holders of prepetition unsecured claims against AMR or American that also are guaranteed by either such company (Double-Dip Unsecured Claims) will receive shares of preferred stock of AAG (the AAG Preferred Stock) that will be mandatorily convertible into shares of AAG Common Stock on each of the 30th, 60th, 90th and 120th day after the effective date of the Plan. Upon the conversion of the remaining AAG Preferred Stock on the 120th day after the effective date of the Plan, all AAG Preferred Stock will have been converted to AAG Common Stock and no AAG Preferred Stock will remain outstanding. The conversion price of the AAG Preferred Stock will vary on each conversion date, based on the volume weighted average price of the shares of the AAG Common Stock on the five trading days immediately preceding each conversion date, at a 3.5% discount, subject to a cap and a floor price. The AAG Preferred Stock allocable to the Double-Dip Unsecured Claims will have a face amount equal to the allowed amount of their claims, including post-petition interest at the non-default rate;

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Holders of prepetition unsecured claims (other than claims of the Debtors’ unions) that are not Double-Dip Unsecured Claims (and holders of Double-Dip Unsecured Claims that elect to receive such treatment) will receive shares of AAG Preferred Stock, as well as shares of AAG Common Stock;

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Holders of existing AMR equity interests (including stock, warrants, restricted stock units and options) will receive a distribution of shares of AAG Common Stock representing 3.5% of the total number of shares of AAG Common Stock (on an as-converted basis) in addition to the potential to receive shares of AAG Common Stock above such amount; and

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The satisfaction of certain labor-related claims through the allocation to such claims of shares of AAG Common Stock representing 23.6% of the total number of such shares of AAG Common Stock ultimately distributed to holders of prepetition general unsecured claims against the Debtors.

In each case, the distributions made to each of the foregoing stakeholders will be adjusted to take into account any reserves made for disputed claims under the Plan. The Debtors have filed a motion with the Bankruptcy Court seeking approval of the Support Agreement.